Range of Assumptions Used to Value Options Granted (Detail) - 2degrees - Employee Stock Option	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	25.00%	25.00%
Risk free interest rate		3.01%
Risk free interest rate, minimum	1.99%
Risk free interest rate, maximum	2.09%
Expected dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	2 years 9 months	2 years 9 months 25 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	3 years 11 months 8 days	4 years 3 months 25 days